Note 15 - Stockholders' Equity	3 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

(a) Common Stock

On December 5, 2001, the Company (i) issued 6,750,000 common shares for cash to the founder and sole director of the Company at $0.0002 per share; (ii) issued 75,000 common shares for service to a party related to the founder of the Company at $0.0525 per share; and (iii) issued 300,000 common shares for cash to the sole director of the Company pursuant to a private placement at $0.0525 per share. The Company recorded the 6,750,000 shares issued to the founder at fair value at $0.0525 per share and recorded a stock based compensation of $352,337.

For the fiscal year ended March 31, 2003, the Company issued (i) 235,294 units for cash at $0.055 per unit for total proceeds of $12,916; (ii) issued 500,004 common shares for cash at $0.0725 per share for total proceeds of $36,326; (iii) issued 235,294 common shares upon the exercise of warrants for cash at

$0.055 per share for total proceeds of $12,916; and (iv) issued 22,222 common shares for the settlement of debt at $0.0725 per share for the total debt of $1,615. In connection with the above unit issuance, each unit consisted of one common share and one share purchase warrant with an exercise price at $0.055 per share. The Company adopted the residual approach and allocated the total proceeds to the common shares and $nil to the share purchase warrants.

For the fiscal year ended March 31, 2004, the Company (i) issued 500,006 common shares for cash at $0.0835 per share for total proceeds of $41,644; and (ii) issued 66,666 common shares for the settlement of the debt at $0.0835 for the total debt of $5,552.

For the fiscal year ended March 31, 2005, the Company (i) issued 1,200,000 units for cash at $0.039 per unit for total proceeds of $47,054; and (ii) issued 1,910,000 common shares for cash at $0.039 per share for total proceeds of $74,895. Each unit consisted of one common share and one share purchase warrant with an exercise price at $0.039 per share. The Company adopted the residual approach and allocated the total proceeds to the common stocks and $nil to the share purchase warrants.

For the fiscal year ended March 31, 2006, the Company (i) issued 300,000 common shares at $0.042 per share pursuant to the exercise of warrants for total proceeds of $12,578; and (ii) issued 395,600 common shares at $0.042 per share for the settlement of debt of $16,586.

For the fiscal year ended March 31, 2007, the Company issued 1,000,000 common shares for cash at $0.044 per share for total proceeds of $43,948.

For the fiscal year ended March 31, 2008, the Company issued 52,500 common shares at $0.0485 per share for the settlement of debt of $2,548.

On November 2, 2009, the Company issued 2,000,000 common shares in connection with the acquisition of all the issued and outstanding shares of Coronus at a deemed value of $0.025 per share.  These shares were recorded, proportionately with the shares transferred by Mr. Jeff Thachuk to Mr. Mark Burgert, based on the fair value of the assets acquired.

On January 21, 2011, the Company completed a non-brokered private placement, issuing 212,500 shares of common stock to eleven investors, at a price of CAD$0.402 per share, for gross proceeds of CAD$85,000. In connection with the completion of the private placement, the Company paid CAD$7,500 in finder’s fees in cash, to certain arm’s length parties, and CAD$6,807 in legal, accounting, transfer agent and filing fees.

On March 31, 2011, the Company and its wholly-owned subsidiary, Coronus Energy Corp. (“Coronus”), entered into a purchase agreement for utility-scale, ground-mount, solar photovoltaic (“PV”) power systems (the “Solar Power Systems Agreement”) with Belectric, Inc. (“Belectric”). Under the Solar Power Systems Agreement, Coronus agreed to acquire a total of 21 MW_ac of utility-scale, ground-mount, solar PV power systems from Belectric, for total consideration of $76,818,000, exclusive of taxes (the “Basic Price”). On entering into the Solar Power Systems Agreement, the Company paid 15% of the Basic Price, or $11,522,700, by way of issuing 10,974,000 shares of its common stock to Belectric, at a  deemed value of $1.05 per share. The fair value per share at the date of issuance was $0.60. As a result, $6,584,400 was recorded under shareholders’ equity and construction in progress.

On May 10, 2011, the Company completed a non-brokered private placement of 350,000 units at a price of CAD $0.60 per unit for proceeds of CAD $210,000. Each unit was comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD $0.75 for a period of five years. The value assigned to the underlying warrants was CAD$90,000 ($93,652). See Note 15(c).

On October 24, 2011, the Company completed a non-brokered private placement of 17,000 units at a price of CAD$0.60 per unit for gross proceeds of CAD$10,200. Each unit is comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD $0.75 for a period of five years. The value assigned to the underlying warrants was CAD$4,470 ($4,452). See Note 15(c).

On August 15, 2012, the Company amended the purchase agreement for utility-scale, ground-mount, solar photovoltaic (PV) power systems (the “Solar Power Systems Agreement”), the Company entered into with Coronus and Belectric Inc. (“Belectric”), on March 31, 2011 [see Note 18(a)]. Under the amended agreement (the “Amended Solar Power Systems Agreement”), 9,876,600 of the Original Payment Shares were cancelled on August 15, 2012, at the deemed price of $1.05 per share. The fair value per share at the date of cancellation was $0.60.

As at September 30, 2012, 10,226,900 (March 31, 2012: 20,103,500) shares of the Company’s common stock were restricted shares.

(b) Stock Options

Since inception, the Company has entered into various stock option agreements with its directors, employees and consultants.

During the period ended September 30, 2012 and year ended March 31, 2012, there were no options granted or exercised.

Changes in stock options for the period ended September 31, 2012 and year ended March 31, 2012 are summarized as follows:

	Options Outstanding
	Number of	Weighted average
	shares	exercise price

Balance, March 31, 2012 and 2011	745,000	$0.065
Expired	(5,000)	0.105
Balance, September 30, 2012	740,000	$0.065

The Company has the following options outstanding and exercisable at September 30, 2012:

	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.15	$0.065	740,000	$0.065

The Company has the following options outstanding and exercisable at March 31, 2012:

	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	March 31,	Contractual	Exercise	March 31,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.65	$0.065	740,000	$0.065
0.105	5,000	0.11	0.105	5,000	0.105
$0.065 - $0.105	745,000	3.63	$0.065	745,000	$0.065

(c) Warrants

On May 10, 2011, the Company completed a non-brokered private placement, issuing 350,000 units (the “Units”), at a price of CAD$0.60 per Unit, for proceeds of CAD$210,000. Each Unit was comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD$0.75 for a period of five years. The Company determined the fair value of the warrants to be $0.257 per warrant using the Black-Scholes option pricing model.

On October 24, 2011, the Company completed a non-brokered private placement of 17,000 units at a price of CAD$0.60 per unit for gross proceeds of CAD$10,200. Each unit is comprised of one common share in the capital of the Company and one non-transferrable share purchase warrant. Each warrant entitles the holder thereof to purchase a further common share at an exercise price of CAD $0.75 for a period of five years. The Company determined the fair value of the warrants to be $0.263 per warrant using the Black-Scholes option pricing model.

On February 2, 2012, the Company issued a convertible promissory note for CAD$50,000 and 83,333 transferrable warrants for gross proceeds of CAD$50,000. On February 23, 2012, the Company issued a second convertible promissory note for CAD$50,000 and a further 83,333 transferrable warrants for gross proceeds of CAD$50,000. These convertible promissory notes, totalling CAD$100,000, matured on February 2, 2013, and bore an annual interest rate of 12%. The holders of the notes could convert the note and accrued interest, at or before the maturity date, into common shares of the Company at CAD$0.60 each. Each warrant entitles the holder thereof to purchase a further common share of the Company at an exercise price of CAD$0.75 for a period of five years. The Company determined the fair value of the warrants to be CAD$0.7816 per warrant using the Black-Scholes option pricing model.

The fair value of the warrants issued during the year ended March 31, 2012 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended
March 31, 2012

Expected volatility	100.13% - 105.17%
Risk free interest rate	1.10% - 1.91%
Expected life	5 years
Dividend yield	0.00%

The relative estimated fair value of the warrants in relation to the private placements in May 2011, October 2011, and February 2012 were CAD$90,000 (USD$90,628), CAD$4,470 (USD$4,501), and CAD$56,571 (USD$56,966), respectively, and were allocated to the additional paid-in capital.

As of September 30, 2012, 533,666 warrants remained outstanding.

The Company has the following warrants outstanding at September 30, 2012:

						Exercise	Average
Balance	Issued	Exercised	Cancelled	Balance	Exercise	price	Remaining
as at	during the	during the	during the	as at	price	(USD	Contractual
3/31/2012	period	period	period	9/30/2012	(CAD)	equivalent)	Life in Years

350,000	-	-	-	350,000	$0.75	$0.74	3.61
17,000	-	-	-	17,000	$0.75	$0.74	4.07
166,666	-	-	-	166,666	$0.75	$0.74	4.35
533,666	-	-	-	533,666	$0.75	$0.74	3.85

The Company has the following warrants outstanding at March 31, 2012:

						Exercise	Average
Balance	Issued	Exercised	Cancelled	Balance	Exercise	price	Remaining
as at	during the	during the	during the	as at	price	(USD	Contractual
3/31/2011	period	period	period	3/31/2012	(CAD)	equivalent)	Life in Years

-	350,000	-	-	350,000	$0.75	$0.74	4.11
-	17,000	-	-	17,000	$0.75	$0.74	4.57
-	166,666	-	-	166,666	$0.75	$0.74	4.88
-	533,666	-	-	533,666	$0.75	$0.74	4.37

The warrants are not a derivative instrument.